Earnings per share - Narrative (Details) - $ / shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Diluted earnings per share (in dollars per share)		$ 1.01	$ (1.68)	$ 2.25
Long term incentive plan 2015
Earnings per share [line items]
Anti-dilutive securities excluded (in shares)			236,590	236,590
Long term incentive plan 2019
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares (in shares)	105,626
Long term incentive plan 2020
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares (in shares)	76,166
Long term incentive plan 2021
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares (in shares)	64,462